Shareholders' Equity - Dividends on Preferred Shares (Details) - USD ($) $ in Thousands					12 Months Ended
	May 05, 2021	Feb. 05, 2021	Nov. 21, 2018	Jun. 28, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Total dividends paid					$ 35,700	$ 35,914	$ 12,133
Series D Preferred Shares
Class of Stock [Line Items]
Dividend rate					7.00%
Total dividends paid	$ 7,000	$ 7,000			$ 28,000	28,000	$ 12,100
Series E Preferred Shares
Class of Stock [Line Items]
Dividend rate					7.00%
Total dividends paid	$ 1,900	$ 1,900			$ 7,700	$ 7,900
Public Stock Offering | Series D Preferred Shares
Class of Stock [Line Items]
Dividend rate				7.00%
Public Stock Offering | Series E Preferred Shares
Class of Stock [Line Items]
Dividend rate			7.00%
LIBOR | Public Stock Offering | Series D Preferred Shares
Class of Stock [Line Items]
Basis spread on variable rate				4.015%